EQUITY (Details 1) - shares	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Quantity	1,082,473,246	812,473,246
Percent (%)	100.00%	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Quantity	4,356,397	5,053,554
Percent (%)	0.40%	0.62%
Marfrig Global Food S A [Member]
IfrsStatementLineItems [Line Items]
Quantity	360,133,580	269,734,803
Percent (%)	33.27%	33.20%
Major Shareholders 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity	67,560,738	49,829,952
Percent (%)	6.24%	6.13%
Kapitalo Investimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Quantity	55,730,079	40,784,398
Percent (%)	5.15%	5.02%
Management 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity	518,900	6,314,932
Percent (%)	0.05%	0.78%
Management 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity	655,163	917,317
Percent (%)	0.06%	0.11%
Other Share Holders [Member]
IfrsStatementLineItems [Line Items]
Quantity	593,518,389	439,838,290
Percent (%)	54.83%	54.14%